INVENTORY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current inventory
Stockpiled ore	$ 1,869,000	$ 2,458,000
In-process inventory	15,961,000	6,513,000
Finished goods	1,406,000
Materials and supplies	3,210,000	686,000
Inventory - current	22,446,000	9,657,000
Long term
Stockpiled ore	4,096,000	1,299,000
Inventory depreciation	6,341,000	0
Inventory write-down	$ 0	$ 0